                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  SEPTEMBER 30, 2005
                                                ------------------


Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.): [  ] is a restatement.
                                      [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      HANAWALT ASSOCIATES LLC
Address:   645 MADISON AVENUE, 6TH FLOOR
           NEW YORK, NEW YORK 10022


Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   LAWRENCE S. PIDGEON
Title:  MEMBER - HANAWALT ASSOCIATES LLC
Phone:  (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON         NEW YORK, NEW YORK            NOVEMBER 10, 2005
-----------------------         ------------------            -----------------
     [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F-HR SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -

Form 13F Information Table Entry Total:       40
                                              --

Form 13F Information Table Value Total:       $369,033
                                              --------
                                              (thousands)



List of Other Included Managers:              NONE
                                              ----

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13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (9/30/2005)

                                                             MARKET                                                VOTING AUTHORITY
                                        TITLE OF             VALUE   SHARE/PRN  SHARE/ PUT/ INVESTMENT   OTHER    ------------------
NAME OF ISSUER                            CLASS  CUSIP       (USD)     AMOUNT    PRN   CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INCCMN                             COM   052800109   $2,010     46,200    SH           SOLE                 X
AUTONATION, INC.CMN                        COM   05329W102   $6,228    311,876    SH           SOLE                 X
AUTOZONE, INC.CMN                          COM   053332102  $26,582    319,300    SH           SOLE                 X
BERKSHIRE HATHAWAY INC CL-A(DEL) CLASS A   COM   084670108   $3,608         44    SH           SOLE                 X
CAMPBELL SOUP COCMN                        COM   134429109   $2,773     93,200    SH           SOLE                 X
CARMAX INCCMN                              COM   143130102   $5,391    172,400    SH           SOLE                 X
CBRL GROUP INCCMN                          COM   12489V106  $24,433    725,883    SH           SOLE                 X
CLEAR CHANNEL COMMUNICATIONSCMN            COM   184502102   $1,842     56,000    SH           SOLE                 X
CNA FINCL.CORP.CMN                         COM   126117100   $2,888     96,700    SH           SOLE                 X
COCA-COLA COCMN                            COM   191216100   $5,632    130,400    SH           SOLE                 X
COMMERCE BANCORP INC N.J.CMN               COM   200519106   $1,492     48,600    SH           SOLE                 X
CONSOLIDATED GRAPHICS INCCMN               COM   209341106   $2,827     65,663    SH           SOLE                 X
DEB SHOPS INCCMN                           COM   242728103   $2,520    115,900    SH           SOLE                 X
DIRECTV GROUP INCCMN                       COM   25459L106  $33,266  2,220,700    SH           SOLE                 X
ETHAN ALLEN INTERIORS INCCMN               COM   297602104   $2,448     78,102    SH           SOLE                 X
FIFTH THIRD BANCORPCMN                     COM   316773100   $4,781    130,100    SH           SOLE                 X
FURNITURE BRANDS INTERNATIONALINC          COM   360921100   $2,036    112,900    SH           SOLE                 X
GENERAL MILLS INCCMN                       COM   370334104   $3,037     63,000    SH           SOLE                 X
GOLDEN WEST FINANCIAL CORPCMN              COM   381317106   $1,467     24,706    SH           SOLE                 X
H.J.HEINZ CO.CMN                           COM   423074103   $2,770     75,800    SH           SOLE                 X
HEALTH MANAGEMENT ASSOC. CL ACMN CLASS A   COM   421933102   $1,993     84,900    SH           SOLE                 X
IHOP CORP NEWCMN                           COM   449623107   $7,305    179,300    SH           SOLE                 X
INTL SPEEDWAY CORP-CL ACMN CLASS A         COM   460335201  $20,437    389,500    SH           SOLE                 X
KERZNER INTERNATIONAL LTDCMN               COM   P6065Y107   $2,682     48,280    SH           SOLE                 X
LIMITED BRANDS, INC.CMN                    COM   532716107   $2,427    118,800    SH           SOLE                 X
MBNA CORPORATIONCMN                        COM   55262L100  $38,586  1,566,000    SH           SOLE                 X
MERCHANTS BANCSHARES INCCMN                COM   588448100     $297     11,600    SH           SOLE                 X
MERCURY GENERAL CORPORATIONCMN             COM   589400100  $26,182    436,447    SH           SOLE                 X
MOHAWK INDUSTRIES INCCOMMON STOCK          COM   608190104   $4,606     57,400    SH           SOLE                 X
PIER 1 IMPORTS INC (DELAWARE)CMN           COM   720279108   $1,959    173,800    SH           SOLE                 X
PRE PAID LEGAL SERVICES INCCMN             COM   740065107   $5,271    136,200    SH           SOLE                 X
REPUBLIC SERVICES INCCMN                   COM   760759100   $2,763     78,300    SH           SOLE                 X
SEARS HOLDINGS CORPORATIONCMN              COM   812350106  $32,628    262,219    SH           SOLE                 X
SNAP-ON INCCMN                             COM   833034101  $30,883    855,000    SH           SOLE                 X
STUDENT LOAN CORPCMN                       COM   863902102   $1,596      6,739    SH           SOLE                 X
TJX COMPANIES INC (NEW)CMN                 COM   872540109   $2,849    139,100    SH           SOLE                 X
TYCO INTERNATIONAL LTD.CMN                 COM   902124106   $2,896    104,000    SH           SOLE                 X
UTAH MEDICAL PRODS INC.CMN                 COM   917488108     $628     25,700    SH           SOLE                 X
WAL MART STORES INCCMN                     COM   931142103  $44,604  1,017,900    SH           SOLE                 X
WEYCO GROUP INCCMN                         COM   962149100     $410     21,000    SH           SOLE                 X
                                                           --------
                                                           $369,033